Schedule of Investments (unaudited) June 30, 2019	iShares® Russell 1000 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 3.2%
Boeing Co. (The)	1,727,650	$628,881,877
BWX Technologies Inc.	230,241	11,995,556
General Dynamics Corp.	55,710	10,129,192
HEICO Corp.(a)	126,938	16,985,574
HEICO Corp., Class A	248,449	25,682,173
Hexcel Corp.	257,490	20,825,791
Huntington Ingalls Industries Inc.	105,115	23,623,545
L3Harris Technologies Inc.	362,216	68,505,912
Lockheed Martin Corp.	806,896	293,338,972
Northrop Grumman Corp.	516,335	166,833,002
Raytheon Co.	565,773	98,376,609
Spirit AeroSystems Holdings Inc., Class A(a)	301,704	24,549,654
TransDigm Group Inc.(b)	130,206	62,993,663

		1,452,721,520

Air Freight & Logistics — 0.7%
CH Robinson Worldwide Inc.	335,640	28,311,234
Expeditors International of Washington Inc.	397,739	30,172,481
United Parcel Service Inc., Class B	2,278,613	235,312,364
XPO Logistics Inc.(a)(b)	173,362	10,022,057

		303,818,136

Airlines — 0.2%
Alaska Air Group Inc.	180,104	11,510,447
American Airlines Group Inc.	131,195	4,278,269
Delta Air Lines Inc.	381,966	21,676,570
JetBlue Airways Corp.(b)	86,074	1,591,508
Southwest Airlines Co.	946,714	48,074,137
United Continental Holdings Inc.(b)	172,654	15,115,858

		102,246,789

Auto Components — 0.0%
Aptiv PLC	56,209	4,543,373

Automobiles — 0.2%
Tesla Inc.(a)(b)	458,434	102,441,662

Banks — 0.1%
CIT Group Inc.	25,699	1,350,225
Comerica Inc.	28,345	2,058,981
First Republic Bank/CA	98,027	9,572,337
Signature Bank/New York NY	86,635	10,468,973
SVB Financial Group(a)(b)	12,518	2,811,418
Synovus Financial Corp.	36,744	1,286,040
Western Alliance Bancorp.(a)(b)	33,381	1,492,798

		29,040,772

Beverages — 2.3%
Brown-Forman Corp., Class A	153,893	8,464,115
Brown-Forman Corp., Class B, NVS	523,100	28,995,433
Coca-Cola Co. (The)	8,532,076	434,453,310
Monster Beverage Corp.(b)	1,259,509	80,394,459
PepsiCo Inc.	3,839,770	503,509,040

		1,055,816,357

Biotechnology — 3.4%
AbbVie Inc.	4,825,774	350,930,285
Agios Pharmaceuticals Inc.(a)(b)	17,967	896,194
Alexion Pharmaceuticals Inc.(b)	532,496	69,746,326
Alnylam Pharmaceuticals Inc.(a)(b)	285,129	20,688,960
Amgen Inc.	1,830,845	337,388,117
Biogen Inc.(b)	216,440	50,618,823
BioMarin Pharmaceutical Inc.(b)	582,356	49,878,792

Security	Shares	Value

Biotechnology (continued)
Celgene Corp.(b)	2,293,132	$211,977,122
Exact Sciences Corp.(b)	413,177	48,771,413
Exelixis Inc.(b)	397,641	8,497,588
Gilead Sciences Inc.	599,350	40,492,086
Incyte Corp.(b)	579,051	49,196,173
Ionis Pharmaceuticals Inc.(a)(b)	416,845	26,790,628
Moderna Inc.(a)(b)	49,950	731,268
Neurocrine Biosciences Inc.(a)(b)	294,361	24,852,899
Regeneron Pharmaceuticals Inc.(b)	54,920	17,189,960
Sage Therapeutics Inc.(a)(b)	164,256	30,073,631
Sarepta Therapeutics Inc.(a)(b)	233,202	35,435,044
Seattle Genetics Inc.(b)	355,478	24,602,632
Vertex Pharmaceuticals Inc.(b)	836,362	153,372,064

		1,552,130,005

Building Products — 0.2%
Allegion PLC	230,558	25,488,187
AO Smith Corp.	73,974	3,488,614
Armstrong World Industries Inc.	159,355	15,489,306
Fortune Brands Home & Security Inc.	144,862	8,275,966
Lennox International Inc.	106,142	29,189,050

		81,931,123

Capital Markets — 1.6%
Ameriprise Financial Inc.	60,163	8,733,261
Cboe Global Markets Inc.	89,123	9,235,816
Charles Schwab Corp. (The)	2,337,463	93,942,638
E*TRADE Financial Corp.	146,808	6,547,637
Evercore Inc., Class A	47,296	4,189,007
FactSet Research Systems Inc.	122,103	34,989,836
Interactive Brokers Group Inc., Class A(a)	64,104	3,474,437
Intercontinental Exchange Inc.	722,180	62,064,149
Lazard Ltd., Class A	130,033	4,471,835
LPL Financial Holdings Inc.	270,563	22,069,824
MarketAxess Holdings Inc.	119,948	38,553,686
Moody’s Corp.	535,846	104,656,082
Morningstar Inc.	61,223	8,855,295
MSCI Inc.	268,088	64,016,734
Raymond James Financial Inc.	95,686	8,090,251
S&P Global Inc.	802,521	182,806,259
SEI Investments Co.	200,154	11,228,639
T Rowe Price Group Inc.	216,479	23,749,911
TD Ameritrade Holding Corp.	774,560	38,666,035
Virtu Financial Inc., Class A	65,919	1,435,716

		731,777,048

Chemicals — 0.9%
Air Products & Chemicals Inc.	101,922	23,072,083
Axalta Coating Systems Ltd.(b)	207,020	6,162,985
CF Industries Holdings Inc.	71,205	3,325,986
Ecolab Inc.	822,430	162,380,579
Element Solutions Inc.(a)(b)	281,788	2,913,688
NewMarket Corp.	20,876	8,370,024
PPG Industries Inc.	249,955	29,172,248
RPM International Inc.	70,154	4,287,111
Scotts Miracle-Gro Co. (The)	128,610	12,668,085
Sherwin-Williams Co. (The)	270,748	124,081,101
WR Grace & Co.	186,092	14,163,462

		390,597,352

Commercial Services & Supplies — 0.6%
Cintas Corp.	278,285	66,034,248
Copart Inc.(a)(b)	643,652	48,106,550

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® Russell 1000 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Commercial Services & Supplies (continued)
IAA Inc.(b)	441,582	$17,124,550
KAR Auction Services Inc.	429,423	10,735,575
Republic Services Inc.	44,567	3,861,285
Rollins Inc.	461,226	16,544,177
Waste Management Inc.	1,083,639	125,019,431

		287,425,816

Communications Equipment — 2.1%
Arista Networks Inc.(a)(b)	193,210	50,161,180
Cisco Systems Inc.	14,377,637	786,888,073
F5 Networks Inc.(a)(b)	180,277	26,253,740
Motorola Solutions Inc.	396,570	66,120,116
Ubiquiti Networks Inc.	48,572	6,387,218

		935,810,327

Construction & Engineering — 0.0%
Quanta Services Inc.	105,487	4,028,549

Construction Materials — 0.2%
Eagle Materials Inc.	122,886	11,391,532
Martin Marietta Materials Inc.	62,442	14,368,529
Vulcan Materials Co.	393,436	54,022,697

		79,782,758

Consumer Finance — 0.5%
American Express Co.	1,245,554	153,751,186
Credit Acceptance Corp.(a)(b)	30,116	14,571,024
Discover Financial Services	369,762	28,689,834
Synchrony Financial	608,315	21,090,281

		218,102,325

Containers & Packaging — 0.3%
AptarGroup Inc.	82,479	10,255,439
Avery Dennison Corp.	256,595	29,682,910
Ball Corp.	1,076,815	75,366,282
Berry Global Group Inc.(b)	164,834	8,668,620
Crown Holdings Inc.(a)(b)	244,571	14,943,288
Sealed Air Corp.	36,940	1,580,293

		140,496,832

Distributors — 0.1%
LKQ Corp.(a)(b)	144,729	3,851,239
Pool Corp.	125,416	23,954,456

		27,805,695

Diversified Consumer Services — 0.1%
Bright Horizons Family Solutions Inc.(b)	187,137	28,233,359
Grand Canyon Education Inc.(a)(b)	14,372	1,681,812
H&R Block Inc.	100,831	2,954,348
Service Corp. International/U.S.	207,866	9,723,972
ServiceMaster Global Holdings Inc.(b)	70,147	3,653,957

		46,247,448

Diversified Financial Services — 0.0%
Voya Financial Inc.	38,441	2,125,787

Diversified Telecommunication Services — 0.0%
Zayo Group Holdings Inc.(a)(b)	735,671	24,210,933

Electrical Equipment — 0.3%
Acuity Brands Inc.	34,027	4,692,664
AMETEK Inc.	511,633	46,476,742
Emerson Electric Co.	173,783	11,594,802
Hubbell Inc.	97,341	12,693,266
Rockwell Automation Inc.	384,216	62,946,107

Security	Shares	Value

Electrical Equipment (continued)
Sensata Technologies Holding PLC(a)(b)	218,000	$10,682,000

		149,085,581

Electronic Equipment, Instruments & Components — 0.7%
Amphenol Corp., Class A	950,495	91,190,490
CDW Corp./DE	472,046	52,397,106
Cognex Corp.(a)	533,972	25,619,977
Corning Inc.	795,429	26,432,106
Dolby Laboratories Inc., Class A	27,197	1,756,926
FLIR Systems Inc.	32,986	1,784,543
IPG Photonics Corp.(a)(b)	8,202	1,265,159
Jabil Inc.	104,260	3,294,616
Keysight Technologies Inc.(b)	611,126	54,885,226
National Instruments Corp.	23,289	977,905
Trimble Inc.(b)	140,050	6,317,655
Zebra Technologies Corp., Class A(a)(b)	174,182	36,489,387

		302,411,096

Entertainment — 1.6%
Activision Blizzard Inc.	133,445	6,298,604
Electronic Arts Inc.(b)	868,551	87,949,474
Live Nation Entertainment Inc.(a)(b)	420,277	27,843,351
Madison Square Garden Co. (The), Class A(a)(b)	4,158	1,163,991
Netflix Inc.(b)	1,374,494	504,879,136
Spotify Technology SA(b)	384,490	56,220,128
Take-Two Interactive Software Inc.(b)	169,307	19,221,424
World Wrestling Entertainment Inc., Class A	141,601	10,225,008
Zynga Inc., Class A(b)	601,899	3,689,641

		717,490,757

Equity Real Estate Investment Trusts (REITs) — 2.4%
American Homes 4 Rent, Class A	359,063	8,728,821
American Tower Corp.	1,433,227	293,023,260
Americold Realty Trust	623,644	20,218,538
Brookfield Property REIT Inc., Class A	306,712	5,793,790
Colony Capital Inc.	91,233	456,165
CoreSite Realty Corp.	93,123	10,724,976
Crown Castle International Corp.	1,352,586	176,309,585
Equinix Inc.	273,348	137,846,663
Equity LifeStyle Properties Inc.	279,065	33,861,747
Extra Space Storage Inc.	326,158	34,605,364
Iron Mountain Inc.	103,946	3,253,510
Lamar Advertising Co., Class A	276,998	22,356,509
Outfront Media Inc.	71,205	1,836,377
Public Storage	365,347	87,014,695
SBA Communications Corp.(b)	365,468	82,171,825
Simon Property Group Inc.	887,945	141,858,093
Sun Communities Inc.	66,030	8,464,386
UDR Inc.	48,194	2,163,429

		1,070,687,733

Food & Staples Retailing — 1.1%
Casey’s General Stores Inc.	30,015	4,682,040
Costco Wholesale Corp.	1,433,896	378,921,357
Sprouts Farmers Market Inc.(a)(b)	180,627	3,412,044
Sysco Corp.	1,554,934	109,964,932

		496,980,373

Food Products — 0.3%
Campbell Soup Co.	309,530	12,402,867
Hershey Co. (The)	410,864	55,068,102
Kellogg Co.	307,258	16,459,811
Lamb Weston Holdings Inc.	123,327	7,813,999
McCormick & Co. Inc./MD, NVS	258,750	40,108,838

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® Russell 1000 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Food Products (continued)
Pilgrim’s Pride Corp.(b)	61,365	$1,558,057
Post Holdings Inc.(b)	94,925	9,869,352
TreeHouse Foods Inc.(b)	30,540	1,652,214

		144,933,240

Health Care Equipment & Supplies — 3.5%
Abbott Laboratories	2,433,355	204,645,156
ABIOMED Inc.(a)(b)	144,490	37,638,200
Align Technology Inc.(a)(b)	257,957	70,602,831
Baxter International Inc.	739,497	60,564,804
Becton Dickinson and Co.	74,248	18,711,238
Boston Scientific Corp.(b)	4,529,611	194,682,681
Cantel Medical Corp.(a)	68,430	5,518,195
Cooper Companies Inc. (The)(a)	21,565	7,265,033
Danaher Corp.	110,081	15,732,777
DexCom Inc.(a)(b)	295,017	44,205,347
Edwards Lifesciences Corp.(b)	676,908	125,051,984
Hill-Rom Holdings Inc.	112,536	11,773,516
Hologic Inc.(b)	697,736	33,505,283
ICU Medical Inc.(a)(b)	19,084	4,807,450
IDEXX Laboratories Inc.(a)(b)	276,871	76,230,892
Insulet Corp.(a)(b)	193,311	23,077,467
Intuitive Surgical Inc.(b)	374,029	196,196,912
Masimo Corp.(a)(b)	153,387	22,827,053
Penumbra Inc.(a)(b)	102,389	16,382,240
ResMed Inc.	462,601	56,451,200
Steris PLC(b)	15,835	2,357,515
Stryker Corp.	1,119,060	230,056,355
Teleflex Inc.(a)	150,397	49,803,967
Varian Medical Systems Inc.(b)	296,251	40,328,649
West Pharmaceutical Services Inc.	180,372	22,573,556

		1,570,990,301

Health Care Providers & Services — 2.7%
AmerisourceBergen Corp.	494,551	42,165,418
Anthem Inc.	245,145	69,182,371
Centene Corp.(b)	1,114,525	58,445,691
Chemed Corp.	50,646	18,275,103
Cigna Corp.(b)	371,740	58,567,637
Encompass Health Corp.	161,344	10,222,756
Guardant Health Inc.(b)	111,593	9,633,824
HCA Healthcare Inc.	525,359	71,012,776
Henry Schein Inc.(a)(b)	61,512	4,299,689
Humana Inc.	188,767	50,079,885
Laboratory Corp. of America Holdings(b)	18,008	3,113,583
McKesson Corp.	68,770	9,242,000
Molina Healthcare Inc.(a)(b)	157,923	22,605,098
UnitedHealth Group Inc.	3,084,434	752,632,740
WellCare Health Plans Inc.(b)	147,843	42,145,604

		1,221,624,175

Health Care Technology — 0.4%
Cerner Corp.(a)	1,055,067	77,336,411
Medidata Solutions Inc.(b)	196,132	17,751,907
Veeva Systems Inc., Class A(b)	414,818	67,246,146

		162,334,464

Hotels, Restaurants & Leisure — 2.4%
Chipotle Mexican Grill Inc.(b)	83,540	61,224,795
Choice Hotels International Inc.	47,263	4,112,354
Darden Restaurants Inc.	401,050	48,819,817
Domino’s Pizza Inc.	134,029	37,297,590
Dunkin’ Brands Group Inc.	251,149	20,006,529

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Hilton Grand Vacations Inc.(a)(b)	40,704	$1,295,201
Hilton Worldwide Holdings Inc.	936,468	91,530,382
Las Vegas Sands Corp.	531,801	31,424,121
Marriott International Inc./MD, Class A	904,704	126,920,924
McDonald’s Corp.	403,165	83,721,244
MGM Resorts International	142,306	4,065,682
Norwegian Cruise Line Holdings Ltd.(b)	141,937	7,612,081
Planet Fitness Inc., Class A(b)	275,826	19,980,836
Six Flags Entertainment Corp.	24,076	1,196,096
Starbucks Corp.	3,951,500	331,254,245
Vail Resorts Inc.	116,862	26,081,261
Wendy’s Co. (The)	604,335	11,832,879
Wyndham Hotels & Resorts Inc.	92,591	5,161,022
Wynn Resorts Ltd.	263,853	32,715,134
Yum China Holdings Inc.	952,196	43,991,455
Yum! Brands Inc.	887,426	98,211,436

		1,088,455,084

Household Durables — 0.2%
Lennar Corp., Class A	378,087	18,322,096
Lennar Corp., Class B	17,005	654,862
NVR Inc.(b)	10,399	35,047,230
Roku Inc.(b)	266,789	24,165,748
Tempur Sealy International Inc.(a)(b)	148,547	10,898,893

		89,088,829

Household Products — 0.4%
Church & Dwight Co. Inc.	801,871	58,584,695
Clorox Co. (The)	338,764	51,868,156
Procter & Gamble Co. (The)	467,874	51,302,384

		161,755,235

Industrial Conglomerates — 1.1%
3M Co.	1,396,597	242,086,124
Carlisle Companies Inc.	158,428	22,244,875
Honeywell International Inc.	1,158,230	202,215,376
Roper Technologies Inc.	51,753	18,955,054

		485,501,429

Insurance — 1.0%
Alleghany Corp.(b)	4,960	3,378,306
Aon PLC	778,484	150,231,842
Arch Capital Group Ltd.(a)(b)	169,793	6,295,924
Arthur J Gallagher & Co.	126,993	11,123,317
Athene Holding Ltd., Class A(b)	201,663	8,683,609
Axis Capital Holdings Ltd.	31,223	1,862,452
Brown & Brown Inc.	45,036	1,508,706
Erie Indemnity Co., Class A, NVS	53,147	13,514,219
Everest Re Group Ltd.	39,796	9,836,775
Kemper Corp.	36,993	3,192,126
Markel Corp.(a)(b)	3,666	3,994,474
Marsh & McLennan Companies Inc.	1,451,974	144,834,407
Primerica Inc.	99,029	11,878,529
Progressive Corp. (The)	621,695	49,692,081
RenaissanceRe Holdings Ltd.	54,234	9,654,194
Travelers Companies Inc. (The)	138,244	20,670,243

		450,351,204

Interactive Media & Services — 8.3%
Alphabet Inc., Class A(b)	977,143	1,058,050,440
Alphabet Inc., Class C, NVS(b)	992,061	1,072,328,656
Facebook Inc., Class A(b)	7,799,301	1,505,265,093
IAC/InterActiveCorp.(a)(b)	140,690	30,604,296
Match Group Inc.	173,026	11,639,459

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® Russell 1000 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Interactive Media & Services (continued)
TripAdvisor Inc.(b)	309,638	$14,333,143
Twitter Inc.(a)(b)	2,454,381	85,657,897

		3,777,878,984

Internet & Direct Marketing Retail — 6.7%
Amazon.com Inc.(b)	1,349,850	2,556,116,455
Booking Holdings Inc.(b)	140,951	264,242,249
eBay Inc.	2,690,483	106,274,079
Etsy Inc.(b)	388,757	23,858,017
Expedia Group Inc.	387,340	51,527,840
GrubHub Inc.(a)(b)	296,999	23,162,952
Wayfair Inc., Class A(a)(b)	202,409	29,551,714

		3,054,733,306

IT Services — 9.5%
Accenture PLC, Class A	2,079,947	384,311,807
Akamai Technologies Inc.(b)	478,674	38,360,934
Alliance Data Systems Corp.	15,521	2,174,958
Automatic Data Processing Inc.	1,419,667	234,713,545
Black Knight Inc.(b)	467,919	28,145,328
Booz Allen Hamilton Holding Corp.	444,114	29,404,788
Broadridge Financial Solutions Inc.	376,553	48,078,287
Cognizant Technology Solutions Corp., Class A	144,291	9,146,607
CoreLogic Inc.(a)(b)	14,663	613,353
EPAM Systems Inc.(a)(b)	168,928	29,241,437
Euronet Worldwide Inc.(b)	162,767	27,383,920
Fidelity National Information Services Inc.	580,472	71,212,305
First Data Corp., Class A(a)(b)	1,857,157	50,273,240
Fiserv Inc.(a)(b)	1,277,126	116,422,806
FleetCor Technologies Inc.(a)(b)	277,821	78,026,028
Gartner Inc.(b)	284,615	45,805,938
Genpact Ltd.	469,115	17,868,590
Global Payments Inc.(a)	510,383	81,727,630
GoDaddy Inc., Class A(b)	572,766	40,179,535
International Business Machines Corp.	1,751,131	241,480,965
Jack Henry & Associates Inc.	220,913	29,584,669
Mastercard Inc., Class A	2,929,395	774,912,859
MongoDB Inc.(b)	77,902	11,848,115
Okta Inc.(a)(b)	332,613	41,081,032
Paychex Inc.	1,046,637	86,127,759
PayPal Holdings Inc.(a)(b)	3,834,056	438,846,050
Sabre Corp.	156,665	3,477,963
Square Inc., Class A(a)(b)	1,085,017	78,696,283
Switch Inc., Class A(a)	190,999	2,500,177
Total System Services Inc.	569,861	73,096,070
Twilio Inc., Class A(a)(b)	375,949	51,260,646
VeriSign Inc.(b)	235,612	49,280,606
Visa Inc., Class A	5,677,468	985,324,571
Western Union Co. (The)	307,062	6,107,463
WEX Inc.(a)(b)	140,105	29,155,851
Worldpay Inc., Class A(b)	686,684	84,153,124

		4,320,025,239

Leisure Products — 0.1%
Hasbro Inc.	378,012	39,948,308
Mattel Inc.(a)(b)	770,299	8,635,052
Polaris Industries Inc.	167,776	15,306,204

		63,889,564

Life Sciences Tools & Services — 1.4%
Agilent Technologies Inc.	99,375	7,420,331
Bio-Techne Corp.	122,106	25,457,880
Bruker Corp.(a)	337,217	16,843,989

Security	Shares	Value

Life Sciences Tools & Services (continued)
Charles River Laboratories International Inc.(a)(b)	156,881	$22,261,414
Illumina Inc.(b)	478,592	176,193,645
IQVIA Holdings Inc.(b)	249,896	40,208,266
Mettler-Toledo International Inc.(a)(b)	79,694	66,942,960
PerkinElmer Inc.	79,025	7,613,269
PRA Health Sciences Inc.(b)	190,601	18,898,089
Thermo Fisher Scientific Inc.	743,613	218,384,266
Waters Corp.(a)(b)	224,377	48,294,905

		648,519,014

Machinery — 1.3%
Allison Transmission Holdings Inc.	373,977	17,333,834
Caterpillar Inc.	141,153	19,237,742
Deere & Co.	114,172	18,919,442
Donaldson Co. Inc.	424,388	21,584,374
Dover Corp.	206,792	20,720,558
Flowserve Corp.	92,212	4,858,650
Fortive Corp.	215,610	17,576,527
Graco Inc.	537,263	26,959,857
IDEX Corp.	123,082	21,187,336
Illinois Tool Works Inc.	1,058,430	159,621,828
Ingersoll-Rand PLC	738,560	93,553,395
Lincoln Electric Holdings Inc.	184,998	15,229,035
Middleby Corp. (The)(a)(b)	180,421	24,483,130
Nordson Corp.	169,741	23,986,101
Toro Co. (The)	344,347	23,036,814
WABCO Holdings Inc.(b)	139,485	18,495,711
Wabtec Corp.	144,539	10,372,119
Woodward Inc.	146,772	16,608,720
Xylem Inc./NY	583,501	48,804,024

		602,569,197

Media — 1.3%
Altice USA Inc., Class A(b)	1,071,040	26,079,824
AMC Networks Inc., Class A(a)(b)	141,264	7,697,475
Cable One Inc.	14,216	16,646,794
CBS Corp., Class B, NVS	971,168	48,461,283
Charter Communications Inc., Class A(b)	306,210	121,008,068
Comcast Corp., Class A	6,908,216	292,079,373
Fox Corp., Class A(b)	110,894	4,063,156
Fox Corp., Class B(b)	51,501	1,881,332
Interpublic Group of Companies Inc. (The)	114,750	2,592,203
New York Times Co. (The), Class A	99,134	3,233,751
Nexstar Media Group Inc., Class A	112,765	11,389,265
Omnicom Group Inc.	378,296	31,001,357
Sinclair Broadcast Group Inc., Class A	183,816	9,858,052
Sirius XM Holdings Inc.	4,615,956	25,757,034

		601,748,967

Metals & Mining — 0.0%
Royal Gold Inc.	67,411	6,908,953
Southern Copper Corp.	194,114	7,541,329

		14,450,282

Multiline Retail — 0.4%
Dollar General Corp.	794,985	107,450,173
Dollar Tree Inc.(b)	416,424	44,719,773
Nordstrom Inc.	352,151	11,219,531
Ollie’s Bargain Outlet Holdings Inc.(b)	171,367	14,927,779
Target Corp.	86,175	7,463,617

		185,780,873

Oil, Gas & Consumable Fuels — 0.4%
Anadarko Petroleum Corp.	428,818	30,257,398

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® Russell 1000 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Cabot Oil & Gas Corp.	851,400	$19,548,144
Cheniere Energy Inc.(a)(b)	436,243	29,860,833
Diamondback Energy Inc.	111,367	12,135,662
Equitrans Midstream Corp.(b)	67,705	1,334,466
ONEOK Inc.	427,555	29,420,060
Parsley Energy Inc., Class A(a)(b)	500,921	9,522,508
Pioneer Natural Resources Co.	232,494	35,771,527

		167,850,598

Personal Products — 0.3%
Estee Lauder Companies Inc. (The), Class A	700,409	128,251,892
Herbalife Nutrition Ltd.(a)(b)	50,270	2,149,545

		130,401,437

Pharmaceuticals — 3.2%
Bristol-Myers Squibb Co.	2,188,494	99,248,203
Eli Lilly & Co.	2,806,614	310,944,765
Horizon Therapeutics PLC(b)	68,734	1,653,740
Jazz Pharmaceuticals PLC(a)(b)	160,123	22,827,135
Johnson & Johnson	1,309,087	182,329,637
Merck & Co. Inc.	7,969,020	668,202,327
Nektar Therapeutics(a)(b)	83,618	2,975,128
Zoetis Inc.	1,562,293	177,304,633

		1,465,485,568

Professional Services — 0.7%
CoStar Group Inc.(a)(b)	117,524	65,115,347
Equifax Inc.	332,084	44,911,040
IHS Markit Ltd.(b)	811,623	51,716,617
Nielsen Holdings PLC	144,738	3,271,079
Robert Half International Inc.	377,294	21,509,531
TransUnion(a)	609,611	44,812,505
Verisk Analytics Inc.(a)	520,152	76,181,462

		307,517,581

Real Estate Management & Development — 0.1%
CBRE Group Inc., Class A(a)(b)	402,398	20,643,017
Howard Hughes Corp. (The)(b)	40,691	5,039,174

		25,682,191

Road & Rail — 1.2%
CSX Corp.	905,863	70,086,620
Genesee & Wyoming Inc., Class A(a)(b)	30,230	3,023,000
JB Hunt Transport Services Inc.	86,433	7,900,840
Landstar System Inc.	117,639	12,703,836
Lyft Inc., Class A(b)	11,463	753,234
Norfolk Southern Corp.	116,258	23,173,707
Old Dominion Freight Line Inc.(a)	90,449	13,500,418
Uber Technologies Inc.(b)	63,503	2,945,269
Union Pacific Corp.	2,310,645	390,753,176

		524,840,100

Semiconductors & Semiconductor Equipment — 4.2%
Advanced Micro Devices Inc.(a)(b)	3,260,722	99,028,127
Analog Devices Inc.	161,899	18,273,540
Applied Materials Inc.	1,657,156	74,422,876
Broadcom Inc.	1,260,456	362,834,864
Cree Inc.(b)	26,028	1,462,253
Entegris Inc.	438,306	16,357,580
KLA-Tencor Corp.	527,165	62,310,903
Lam Research Corp.	428,642	80,516,113
Maxim Integrated Products Inc.	332,476	19,888,714
Microchip Technology Inc.	212,894	18,457,910
Monolithic Power Systems Inc.	136,125	18,483,053

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
NVIDIA Corp.	1,904,065	$312,704,595
QUALCOMM Inc.	3,968,194	301,860,518
Skyworks Solutions Inc.	28,092	2,170,669
Teradyne Inc.	556,389	26,656,597
Texas Instruments Inc.	3,059,507	351,109,023
Universal Display Corp.(a)	138,868	26,115,516
Versum Materials Inc.	355,376	18,330,294
Xilinx Inc.	828,604	97,708,984

		1,908,692,129

Software — 14.0%
2U Inc.(a)(b)	66,984	2,521,278
Adobe Inc.(b)	1,589,629	468,384,185
Alteryx Inc., Class A(b)	148,006	16,150,415
Anaplan Inc.(b)	267,053	13,478,165
ANSYS Inc.(a)(b)	272,368	55,786,414
Aspen Technology Inc.(a)(b)	224,557	27,907,944
Atlassian Corp. PLC, Class A(a)(b)	342,921	44,867,784
Autodesk Inc.(a)(b)	554,603	90,344,829
Avalara Inc.(b)	138,773	10,019,411
Cadence Design Systems Inc.(b)	906,457	64,186,220
CDK Global Inc.	396,165	19,586,398
Ceridian HCM Holding Inc.(a)(b)	163,763	8,220,903
Citrix Systems Inc.	363,836	35,706,865
Coupa Software Inc.(b)	199,207	25,221,598
DocuSign Inc.(a)(b)	497,509	24,731,172
Dropbox Inc., Class A(b)	688,969	17,258,673
Elastic NV(a)(b)	121,472	9,069,100
Fair Isaac Corp.(b)	92,375	29,007,597
FireEye Inc.(a)(b)	649,052	9,612,460
Fortinet Inc.(b)	466,453	35,837,584
Guidewire Software Inc.(a)(b)	265,728	26,939,505
HubSpot Inc.(b)	129,618	22,102,461
Intuit Inc.	812,058	212,215,117
Manhattan Associates Inc.(a)(b)	209,567	14,529,280
Microsoft Corp.	24,684,555	3,306,742,988
New Relic Inc.(b)	152,408	13,184,816
Nutanix Inc., Class A(a)(b)	455,842	11,824,541
Oracle Corp.	7,495,978	427,045,867
Pagerduty Inc.(b)	32,685	1,537,829
Palo Alto Networks Inc.(a)(b)	300,251	61,179,144
Paycom Software Inc.(a)(b)	160,377	36,360,673
Paylocity Holding Corp.(b)	105,543	9,902,044
Pegasystems Inc.(a)	124,081	8,835,808
Pluralsight Inc., Class A(a)(b)	202,714	6,146,288
Proofpoint Inc.(a)(b)	178,795	21,500,099
PTC Inc.(a)(b)	338,562	30,389,325
RealPage Inc.(a)(b)	258,505	15,213,019
Red Hat Inc.(a)(b)	577,416	108,415,628
RingCentral Inc., Class A(a)(b)	227,932	26,193,945
salesforce.com Inc.(a)(b)	2,402,002	364,455,763
ServiceNow Inc.(a)(b)	598,765	164,402,906
Smartsheet Inc., Class A(b)	277,331	13,422,820
Splunk Inc.(a)(b)	488,874	61,475,905
SS&C Technologies Holdings Inc.(a)	651,837	37,552,330
Synopsys Inc.(b)	400,245	51,507,529
Tableau Software Inc., Class A(b)	245,198	40,707,772
Teradata Corp.(a)(b)	379,550	13,606,868
Trade Desk Inc. (The), Class A(b)	123,438	28,116,708
Tyler Technologies Inc.(a)(b)	122,834	26,534,601
VMware Inc., Class A	253,597	42,403,954

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® Russell 1000 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
Workday Inc., Class A(a)(b)	520,034	$106,908,590
Zendesk Inc.(a)(b)	351,592	31,302,236
Zscaler Inc.(b)	200,086	15,334,591

		6,365,889,945

Specialty Retail — 3.1%
Advance Auto Parts Inc.	53,424	8,234,775
AutoZone Inc.(a)(b)	80,772	88,806,391
Best Buy Co. Inc.	153,028	10,670,642
Burlington Stores Inc.(a)(b)	212,920	36,228,338
CarMax Inc.(a)(b)	255,864	22,216,671
Carvana Co.(b)	128,943	8,070,542
Five Below Inc.(b)	178,207	21,388,404
Floor & Decor Holdings Inc., Class A(a)(b)	216,799	9,083,878
Home Depot Inc. (The)	2,050,233	426,386,957
L Brands Inc.	116,526	3,041,329
Lowe’s Companies Inc.	2,600,775	262,444,205
O’Reilly Automotive Inc.(b)	251,313	92,814,917
Ross Stores Inc.	1,172,788	116,246,747
TJX Companies Inc. (The)	3,961,311	209,474,126
Tractor Supply Co.	392,692	42,724,890
Ulta Salon Cosmetics & Fragrance Inc.(b)	183,784	63,752,832
Williams-Sonoma Inc.	46,842	3,044,730

		1,424,630,374

Technology Hardware, Storage & Peripherals — 6.8%
Apple Inc.	15,023,241	2,973,399,859
Dell Technologies Inc., Class C(b)	357,626	18,167,401
HP Inc.	256,102	5,324,360
NCR Corp.(a)(b)	390,448	12,142,933
NetApp Inc.	805,616	49,706,507
Pure Storage Inc., Class A(a)(b)	744,385	11,366,759

		3,070,107,819

Textiles, Apparel & Luxury Goods — 1.2%
Capri Holdings Ltd.(a)(b)	192,384	6,671,877
Carter’s Inc.	64,777	6,318,349
Columbia Sportswear Co.	63,588	6,368,974
Hanesbrands Inc.	908,498	15,644,336
Lululemon Athletica Inc.(b)	384,607	69,310,027
NIKE Inc., Class B	4,025,229	337,917,975
Skechers U.S.A. Inc., Class A(a)(b)	154,964	4,879,816
Under Armour Inc., Class A(a)(b)	402,362	10,199,877
Under Armour Inc., Class C, NVS(a)(b)	415,092	9,215,042

Security	Shares	Value

Textiles, Apparel & Luxury Goods (continued)
VF Corp.	1,002,835	$87,597,637

		554,123,910

Thrifts & Mortgage Finance — 0.0%
LendingTree Inc.(b)	25,475	10,700,264

Tobacco — 0.3%
Altria Group Inc.	2,979,401	141,074,637

Trading Companies & Distributors — 0.3%
Air Lease Corp.	24,515	1,013,450
Fastenal Co.	1,686,218	54,953,845
United Rentals Inc.(a)(b)	181,413	24,060,806
WW Grainger Inc.	144,925	38,873,233

		118,901,334

Wireless Telecommunication Services — 0.1%
T-Mobile U.S. Inc.(a)(b)	532,542	39,482,664

Total Common Stocks — 99.7% (Cost: $31,607,477,808)		45,209,766,085

Short-Term Investments

Money Market Funds — 2.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.50%(c)(d)(e)	956,678,630	957,156,969
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.31%(c)(d)	62,986,344	62,986,344

		1,020,143,313

Total Short-Term Investments — 2.2% (Cost: $1,019,785,156)		1,020,143,313

Total Investments in Securities — 101.9% (Cost: $32,627,262,964)		46,229,909,398

Other Assets, Less Liabilities — (1.9)%		(875,545,084)

Net Assets — 100.0%		$45,354,364,314

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended June 30, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Net Activity	Shares Held at 06/30/19	Value at 06/30/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	820,577,806	136,100,824	956,678,630	$957,156,969	$722,527	(a)	$(4,240)	$107,937
BlackRock Cash Funds: Treasury, SL Agency Shares	66,964,943	(3,978,599)	62,986,344	62,986,344	399,797		—	—

				$1,020,143,313	$1,122,324		$(4,240)	$107,937

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® Russell 1000 Growth ETF

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
S&P 500 E-Mini	379	09/20/19	$55,793	$1,121,591

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$45,209,766,085	$—	$—	$45,209,766,085
Money Market Funds	1,020,143,313	—	—	1,020,143,313

	$46,229,909,398	$—	$—	$46,229,909,398

Derivative financial instruments(a)
Assets
Futures Contracts	$1,121,591	$—	$—	$1,121,591

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares